American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2020

Short-Term Government - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 59.2%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	724,028
U.S. Treasury Bills, 0.18%, 12/17/20(1)	2,000,000	1,998,662
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,221,836	1,252,968
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	2,159,560	2,258,518
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	18,187,442	19,072,882
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	1,885,940	1,978,017
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	540,575	578,132
U.S. Treasury Notes, 1.875%, 12/15/20(2)	300,000	302,379
U.S. Treasury Notes, 1.75%, 7/31/21	8,300,000	8,441,684
U.S. Treasury Notes, 1.125%, 8/31/21	3,000,000	3,033,281
U.S. Treasury Notes, 1.50%, 8/31/21	20,000,000	20,309,375
U.S. Treasury Notes, 1.50%, 9/30/21	8,500,000	8,641,445
U.S. Treasury Notes, 1.50%, 10/31/21	5,000,000	5,089,160
U.S. Treasury Notes, 1.625%, 12/31/21	2,000,000	2,043,828
U.S. Treasury Notes, 1.75%, 2/28/22	700,000	718,430
U.S. Treasury Notes, 0.375%, 3/31/22	800,000	802,984
U.S. Treasury Notes, 1.75%, 6/15/22	25,500,000	26,294,385
U.S. Treasury Notes, 0.125%, 6/30/22	30,000,000	29,984,766
U.S. Treasury Notes, 1.50%, 8/15/22	9,000,000	9,256,816
U.S. Treasury Notes, 1.50%, 9/15/22	14,000,000	14,416,445
U.S. Treasury Notes, 1.625%, 12/15/22	22,500,000	23,306,836
U.S. Treasury Notes, 0.50%, 3/15/23	13,000,000	13,115,020
U.S. Treasury Notes, 0.25%, 6/15/23	21,000,000	21,045,937
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $211,879,925)		214,665,978
U.S. GOVERNMENT AGENCY SECURITIES — 19.3%
FHLB, 0.25%, 6/3/22	9,400,000	9,405,834
FHLB, 0.50%, 4/14/25	2,300,000	2,304,868
FHLMC, 0.375%, 4/20/23	6,000,000	6,018,048
FHLMC, 0.375%, 5/5/23	12,900,000	12,937,167
FHLMC, 0.25%, 6/26/23	15,400,000	15,380,264
FNMA, 2.00%, 1/5/22	3,465,000	3,560,586
FNMA, 1.375%, 9/6/22	7,200,000	7,379,418
FNMA, 0.25%, 5/22/23	10,000,000	9,992,623
FNMA, 0.50%, 6/17/25	2,500,000	2,502,320
Tennessee Valley Authority, 0.75%, 5/15/25	400,000	405,431
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $69,610,980)		69,886,559
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
U.S. Government Agency Collateralized Mortgage Obligations — 8.7%
FHLMC, Series 3114, Class FT, VRN, 0.53%, (1-month LIBOR plus 0.35%), 9/15/30	415,372	415,175
FHLMC, Series 3149, Class LF, VRN, 0.48%, (1-month LIBOR plus 0.30%), 5/15/36	1,188,146	1,182,916
FHLMC, Series 3200, Class FP, VRN, 0.38%, (1-month LIBOR plus 0.20%), 8/15/36	746,855	740,924
FHLMC, Series 3206, Class FE, VRN, 0.58%, (1-month LIBOR plus 0.40%), 8/15/36	300,725	301,165
FHLMC, Series 3213, Class LF, VRN, 0.40%, (1-month LIBOR plus 0.22%), 9/15/36	997,124	991,621
FHLMC, Series 3231, Class FA, VRN, 0.58%, (1-month LIBOR plus 0.40%), 10/15/36	355,841	356,185
FHLMC, Series 3301, Class FA, VRN, 0.48%, (1-month LIBOR plus 0.30%), 8/15/35	351,725	350,021
FHLMC, Series 3380, Class FP, VRN, 0.53%, (1-month LIBOR plus 0.35%), 11/15/36	396,594	395,995
FHLMC, Series 3508, Class PF, VRN, 1.03%, (1-month LIBOR plus 0.85%), 2/15/39	162,530	165,070

FHLMC, Series 3587, Class FB, VRN, 0.96%, (1-month LIBOR plus 0.78%), 2/15/36	401,481	407,581
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	752,305	773,393
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	1,382,962	1,431,149
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	911,813	942,258
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	971,985	983,958
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	901,878	922,479
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,259,388
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,652,711	1,767,927
FHLMC, Series KF32, Class A, VRN, 0.55%, (1-month LIBOR plus 0.37%), 5/25/24	308,901	309,783
FHLMC, Series KF35, Class A, VRN, 0.53%, (1-month LIBOR plus 0.35%), 8/25/24	842,632	846,936
FHLMC, Series KI03, Class A, VRN, 0.43%, (1-month LIBOR plus 0.25%), 2/25/23	11,676	11,661
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,431,294	2,550,870
FHLMC, Series Q009, Class A, VRN, 0.53%, (1-month LIBOR plus 0.35%), 4/25/24	5,525,024	5,518,715
FNMA, Series 2004-28, Class FE, VRN, 0.53%, (1-month LIBOR plus 0.35%), 5/25/34	1,209,465	1,207,521
FNMA, Series 2006-11, Class FA, VRN, 0.48%, (1-month LIBOR plus 0.30%), 3/25/36	343,261	343,356
FNMA, Series 2006-60, Class KF, VRN, 0.48%, (1-month LIBOR plus 0.30%), 7/25/36	832,668	830,831
FNMA, Series 2006-72, Class TE, VRN, 0.48%, (1-month LIBOR plus 0.30%), 8/25/36	470,529	470,685
FNMA, Series 2008-9, Class FA, VRN, 0.68%, (1-month LIBOR plus 0.50%), 2/25/38	1,292,066	1,303,227
FNMA, Series 2009-33, Class FB, VRN, 1.00%, (1-month LIBOR plus 0.82%), 3/25/37	494,323	502,313
FNMA, Series 2009-89, Class FD, VRN, 0.78%, (1-month LIBOR plus 0.60%), 5/25/36	251,889	253,779
FNMA, Series 2016-11, Class FB, VRN, 0.92%, (1-month LIBOR plus 0.55%), 3/25/46	388,068	389,169
FNMA, Series 2016-M13, Class FA, VRN, 1.39%, (1-month LIBOR plus 0.67%), 11/25/23	254,102	254,236
FNMA, Series 2016-M2, Class FA, VRN, 1.02%, (1-month LIBOR plus 0.85%), 1/25/23	447,823	449,172
GNMA, Series 2010-14, Class QF, VRN, 0.65%, (1-month LIBOR plus 0.45%), 2/16/40	688,612	690,230
GNMA, Series 2012-105, Class FE, VRN, 0.49%, (1-month LIBOR plus 0.30%), 1/20/41	748,639	748,809
GNMA, Series 2016-68, Class MF, VRN, 0.47%, (1-month LIBOR plus 0.30%), 5/20/46	501,661	500,619
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,144,548)		31,569,117
MUNICIPAL SECURITIES — 6.5%
Contra Costa Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	1,000,000	1,144,670
Fairfax County GO, 5.00%, 10/1/21, Prerefunded at 100% of Par(3)	3,660,000	3,876,818
Indiana University Rev., 5.00%, 6/1/22, Prerefunded at 100% of Par(3)	630,000	686,971
JobsOhio Beverage System Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(3)	2,335,000	2,608,452
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/23, Prerefunded at 100% of Par(3)	3,445,000	3,848,444
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	4,000,000	4,572,040
State of Washington GO, 5.00%, 2/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,027,890
State of Washington GO, 5.00%, 2/1/22, Prerefunded at 100% of Par(3)	2,000,000	2,150,100
State of Washington GO, 5.00%, 2/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,687,625
State of Wisconsin GO, 4.00%, 5/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,031,350
TOTAL MUNICIPAL SECURITIES (Cost $23,129,683)		23,634,360
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.5%
FHLMC, VRN, 2.50%, (1-month COF 11 plus 1.50%), 1/1/21	2,320	2,318
FHLMC, VRN, 4.13%, (6-month LIBOR plus 2.26%), 3/1/24	12,717	12,810
FHLMC, VRN, 4.05%, (1-year H15T1Y plus 2.25%), 9/1/35	118,147	124,313
FHLMC, VRN, 4.15%, (1-year H15T1Y plus 2.14%), 10/1/36	60,515	63,468
FHLMC, VRN, 3.94%, (12-month LIBOR plus 1.67%), 12/1/36	114,374	115,226
FHLMC, VRN, 3.95%, (1-year H15T1Y plus 2.25%), 4/1/37	46,996	49,394
FHLMC, VRN, 3.70%, (12-month LIBOR plus 1.79%, 5/1/40	46,627	47,258
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.88%), 7/1/40	136,702	143,302
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.79%), 9/1/40	74,732	78,146
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	64,788	68,477
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	173,557	175,505
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	147,443	153,288

FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.62%), 1/1/44	375,730	390,956
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	266,055	277,115
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.59%), 10/1/44	85,627	88,716
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	273,204	282,204
FNMA, VRN, 3.58%, (1-year H15T1Y plus 2.08%), 5/1/22	5,524	5,528
FNMA, VRN, 3.45%, (1-year H15T1Y plus 1.95%), 8/1/23	1,651	1,658
FNMA, VRN, 3.99%, (1-year H15T1Y plus 2.13%), 8/1/23	1,803	1,821
FNMA, VRN, 4.03%, (1-year H15T1Y plus 2.28%), 5/1/25	14,303	14,405
FNMA, VRN, 3.31%, (6-month LIBOR plus 1.50%), 3/1/33	212,428	214,023
FNMA, VRN, 3.02%, (6-month LIBOR plus 1.57%), 6/1/35	162,832	167,956
FNMA, VRN, 3.02%, (6-month LIBOR plus 1.57%), 6/1/35	138,512	142,867
FNMA, VRN, 3.10%, (6-month LIBOR plus 1.57%), 6/1/35	239,061	246,275
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	21,317	21,984
FNMA, VRN, 3.36%, (6-month LIBOR plus 1.54%), 9/1/35	112,873	116,470
FNMA, VRN, 3.35%, (6-month LIBOR plus 1.55%), 3/1/36	252,203	260,528
FNMA, VRN, 3.83%, (12-month LIBOR plus 1.75%), 11/1/39	327,437	343,267
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	15,110	15,815
FNMA, VRN, 3.66%, (12-month LIBOR plus 1.79%), 8/1/40	75,701	78,730
FNMA, VRN, 4.375%, (12-month LIBOR plus 1.75%), 7/1/41	20,789	20,819
FNMA, VRN, 3.84%, (12-month LIBOR plus 1.74%), 5/1/42	2,682,605	2,803,382
FNMA, VRN, 3.72%, (12-month LIBOR plus 1.56%), 3/1/43	111,629	116,162
FNMA, VRN, 2.30%, (12-month LIBOR plus 1.59%), 8/1/45	90,649	93,655
FNMA, VRN, 2.625%, (12-month LIBOR plus 1.60%), 4/1/46	375,287	388,221
FNMA, VRN, 2.85%, (12-month LIBOR plus 1.61%), 4/1/46	266,131	275,594
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	452,019	467,911
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	274,126	287,133
FNMA, VRN, 3.15%, (12-month LIBOR plus 1.61%), 4/1/47	273,292	285,900
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.60%), 9/1/47	402,561	415,825
GNMA, VRN, 3.50%, (1-year H15T1Y plus 2.00%), 2/20/21	3,012	3,033
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 11/20/21	498	504
		8,861,962
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	34,304	35,677
FNMA, 7.00%, 5/1/32	87,025	100,334
FNMA, 7.00%, 6/1/32	2,033	2,040
FNMA, 7.00%, 6/1/32	56,992	65,708
FNMA, 7.00%, 8/1/32	16,259	16,316
FNMA, 3.50%, 3/1/34	239,614	253,087
		473,162
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $9,252,757)		9,335,124
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $5,188,316), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $5,088,671)		5,088,668
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $6,758,666), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $6,626,009)		6,626,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,401	16,401
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,731,069)		11,731,069
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $356,748,962)		360,822,207
OTHER ASSETS AND LIABILITIES — 0.5%		1,678,402
TOTAL NET ASSETS — 100.0%		$362,500,609

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	5	September 2020	$1,000,000	$1,104,141	$653

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	79	September 2020	$7,900,000	$9,933,633	$(26,287)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
COF 11	-	Cost of Funds for the 11th District of San Francisco Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $107,914.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	214,665,978	—
U.S. Government Agency Securities	—	69,886,559	—
Collateralized Mortgage Obligations	—	31,569,117	—
Municipal Securities	—	23,634,360	—
U.S. Government Agency Mortgage-Backed Securities	—	9,335,124	—
Temporary Cash Investments	16,401	11,714,668	—
	16,401	360,805,806	—

Other Financial Instruments
Futures Contracts	653	—	—

Liabilities
Other Financial Instruments
Futures Contracts	26,287	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.